Equity Awards and Instruments - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total pre-tax expense	$ 23,617	$ 6,046
Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total pre-tax expense	5,849	4,795	$ 6,342	$ 4,808
Restricted stock expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total pre-tax expense	2,104	1,251	$ 1,749	$ 3,074
Stock grants expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total pre-tax expense	219	0
Restricted Stock and Restricted Stock Units (RSUs)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total pre-tax expense	$ 15,445	$ 0